Variable interest entities	12 Months Ended
Dec. 31, 2021
Variable interest entities
Variable interest entities

2 Variable interest entities

Due to the restrictions imposed by PRC laws and regulations on foreign ownership of companies engaged in value added telecommunication services and certain other internet-based businesses, the Group operates its platforms and other restricted business in the PRC through certain PRC domestic companies, whose equity interests are held by certain management members of the Group (“Nominee Shareholders”). The Company obtained control over these PRC domestic companies by entering into a series of contractual arrangements with these PRC domestic companies and their respective Nominee Shareholders. These contractual agreements include power of attorney, exclusive option agreement, exclusive business cooperation agreements, equity pledge agreements, and other operating agreements. These contractual agreements can be extended at the relevant PRC subsidiaries’ options prior to the expiration date. As a result, the Company maintains the ability to control these PRC domestic companies, is entitled to substantially all of the economic benefits from these PRC domestic companies and is obligated to absorb all expected losses of these PRC domestic companies. Management concluded that these PRC domestic companies are VIEs of the Company, of which the Company is the ultimate primary beneficiary. As such, the Group consolidated the financial results of these PRC domestic companies and their subsidiaries in the Group’s consolidated financial statements. Refer to Note 3.2 to the consolidated financial statements for the basis of consolidation.

The following is a summary of the major contractual agreements (collectively, “Contractual Agreements”) that the Company, through its subsidiaries, entered into with the PRC domestic companies and their nominee shareholders:

a Contractual agreements with VIEs

Power of Attorney

Pursuant to the power of attorney agreements among the Wholly Foreign Owned Enterprises (“WFOE”s), the VIEs and their respective Nominee Shareholders, each Nominee Shareholder of the VIEs irrevocably undertakes to appoint the WFOE, as the attorney-in-fact to exercise all of the rights as a shareholder of the VIEs, including, but not limited to, the right to convene and attend shareholders’ meeting, vote on any resolution that requires a shareholder vote, such as appoint or remove directors and other senior management, and other voting rights pursuant to the articles of association (subject to the amendments) of the VIEs. Each power of attorney agreement is irrevocable and remains in effect as long as the Nominee Shareholder continues to be a shareholder of the VIEs. Unless otherwise required by PRC Laws, none of the VIEs or its shareholders can unilaterally terminate this agreement.

Exclusive Option Agreements

Pursuant to the exclusive option agreements among WFOEs, the VIEs and their respective Nominee Shareholders, the Nominee Shareholders granted WFOEs exclusive right to purchase, when and to the extent permitted under PRC law, all or part of the equity interests from shareholders of VIEs. The exercise price for the options to purchase all or part of the equity interests shall be the minimum amount of consideration permissible under then applicable PRC law. The agreement shall be valid until WFOEs or its designated party purchases all the shares from shareholders of VIEs. The terms of the exclusive option agreement are 10 years and can be automatically extended until such time WFOEs delivers a confirmation letter specifying the renewal term of this agreement. Unless otherwise required by PRC Laws, the VIEs or its shareholders shall not unilaterally terminate this agreement.

2 Variable interest entities (Continued)

Exclusive Business Corporation Agreement

Pursuant to the exclusive business cooperation agreements among the WFOEs and the VIEs, respectively, the WFOEs have the exclusive right to provide the VIEs with services related to, among other things, comprehensive technical support, professional training, consulting, marketing and promotional services. Without prior written consent of the WFOEs, the VIEs agree not to directly or indirectly accept the same or any similar services provided by any others regarding the matters ascribed by the exclusive business cooperation agreements. The VIEs agree to pay the WFOEs services fees, which shall be determined by the WFOEs. The WFOEs have the exclusive ownership of intellectual property rights created as a result of the performance of the agreements. The agreements shall remain effective except that the WFOEs are entitled to terminate the agreements in writing. Unless otherwise required by PRC Laws, the VIEs shall not unilaterally terminate this agreement.

Equity Pledge Agreements

Pursuant to the equity pledge agreements among the WFOEs, the VIEs and their respective Nominee Shareholders, the Nominee Shareholders of the VIEs pledged all of their respective equity interests in the VIEs to the WFOEs as collaterals for performance of the obligations of the VIEs and their Nominee Shareholders under the exclusive business cooperation agreements, the power of attorney agreements, and the exclusive option agreements. The Nominee Shareholders of the VIEs also undertake that, during the term of the equity pledge agreements, unless otherwise approved by the WFOEs in writing, they will not transfer the pledged equity interests or create or allow any new pledge or other encumbrance on the pledged equity interests. These equity pledge agreements remain in force until VIEs and their respective Nominee Shareholders discharge all their obligations under the contractual agreements.

Spousal Consent Letters

Pursuant to the spousal consent letters, the spouses of some of the individual Nominee Shareholders of the VIEs unconditionally and irrevocably agree that the equity interest in the VIEs held by and registered in the name of his or her respective spouse will be disposed of pursuant to the relevant exclusive business cooperation agreements, equity pledge agreements, the exclusive option agreements and the power of attorney agreements, without his or her consent. In addition, each of them agrees not to assert any rights over the equity interest in the VIEs held by their respective spouses. In addition, in the event that any of them obtains any equity interest in the VIEs held by their respective spouses for any reason, such spouses agree to be bound by similar obligations and agreed to enter into similar contractual arrangements.

b Risks in relation to the VIE structure

Part of the Group’s business is conducted through the VIEs of the Group, of which the Company is the ultimate primary beneficiary. The Company has concluded that (i) the ownership structure of the VIEs is not in violation of any applicable PRC laws or regulations currently in effect and (ii) each of the VIE Contractual Agreements is valid, binding and enforceable in accordance with their terms and applicable PRC laws or regulations currently in effect. However, uncertainties in the PRC legal system could cause the relevant regulatory authorities to find the current VIE Contractual Agreements and business to be in violation of any existing or future PRC laws or regulations.

2 Variable interest entities (Continued)

On March 15, 2019, the National People’s Congress adopted the Foreign Investment Law of the PRC, which became effective on January 1, 2020, together with their implementation rules and ancillary regulations. The Foreign Investment Law does not explicitly classify contractual arrangements as a form of foreign investment, but it contains a catch-all provision under the definition of “foreign investment”, which includes investments made by foreign investors through means stipulated in laws or administrative regulations or other methods prescribed by the State Council. It is unclear whether the Group’s corporate structure will be seen as violating the foreign investment rules as the Group is currently leveraging the contractual arrangements to operate certain business in which foreign investors are prohibited from or restricted to investing. If variable interest entities fall within the definition of foreign investment entities, the Group’s ability to use the contractual arrangements with its VIEs and the Group’s ability to conduct business through the VIEs could be severely limited.

In addition, if the Group’s corporate structure and the contractual arrangements with the VIEs through which the Group conducts its business in the PRC were found to be in violation of any existing or future PRC laws and regulations, the Group’s relevant PRC regulatory authorities could:

●	revoke the business licenses and/or operating licenses of the Group’s PRC entities;
●	impose fines;
●	confiscate any income that they deem to be obtained through illegal operations, or impose other requirements with which the Group may not be able to comply;
●	discontinue or place restrictions or onerous conditions on the Group’s operations;
●	place restrictions on the right to collect revenues;
●	shut down the Group’s servers or block the Group’s mobile app;
●	require the Group to restructure ownership structure or operations, including terminating the contractual arrangements with the VIEs and deregistering the equity pledges of the VIEs, which in turn would affect the ability to consolidate, derive economic interests from, or exert effective control over the VIEs and their subsidiaries;
●	restrict or prohibit the use of the proceeds from financing activities to finance the business and operations of the VIEs and their subsidiaries; or
●	take other regulatory or enforcement actions that could be harmful to the Group’s business.

2 Variable interest entities (Continued)

The imposition of any of these penalties may result in a material and adverse effect on the Group’s ability to conduct the Group’s business. In addition, if the imposition of any of these penalties causes the Group to lose the rights to direct the activities of the VIEs or the right to receive its economic benefits, the Group would no longer be able to consolidate the VIEs. The management believes that the likelihood for the Group to lose such ability is remote based on current facts and circumstances. However, the interpretation and implementation of the laws and regulations in the PRC and their application to an effect on the legality, binding effect and enforceability of contracts are subject to the discretion of competent PRC authorities, and therefore there is no assurance that relevant PRC authorities will take the same position as the Group herein in respect of the legality, binding effect and enforceability of each of the contractual arrangements. Meanwhile, since the PRC legal system continues to rapidly evolve, it may lead to changes in PRC laws, regulations and policies or in the interpretation and application of existing laws, regulations and policies, which may limit legal protections available to the Group to enforce the contractual arrangements should the VIEs or the Nominee Shareholders of the VIEs fail to perform their obligations under those arrangements. The enforceability, and therefore the benefits, of the contractual agreements between the Company and the VIE depend on Nominee Shareholders enforcing the contracts. There is a risk that Nominee shareholders of VIEs, who in some cases are also shareholders of the Company may have conflict of interests with the Company in the future or fails to perform their contractual obligations. Given the significance and importance of the VIEs, there would be a significant negative impact to the Company if these contracts were not enforced.

The Group’s operations depend on the VIEs to honor their contractual agreements with the Group and the Company’s ability to control the VIEs also depends on the authorization by the shareholders of the VIEs to exercise voting rights on all matters requiring shareholder approval in the VIEs. The Company believes that the agreements on authorization to exercise shareholder’s voting power are enforceable against each party thereto in accordance with their terms and applicable PRC laws or regulations currently in effect and the possibility that it will no longer be able to control and consolidate the VIEs as a result of the aforementioned risks and uncertainties is remote.

c Summary financial information of the Group’s VIEs (inclusive of VIEs’ subsidiaries)

In accordance with VIE Contractual Agreements, the Company (1) could exercise all shareholder’s rights of the VIEs and has power to direct the activities that most significantly affects the economic performance of the VIEs, and (2) receive the economic benefits of the VIEs that could be significant to the VIEs. Accordingly, the Company is considered as the ultimate primary beneficiary of the VIEs and has consolidated the VIEs’ financial results of operations, assets and liabilities in the Company’s consolidated financial statements. Therefore, the Company considers that there are no assets in the VIEs that can be used only to settle obligations of the VIEs, except for the registered capital of the VIEs amounting to approximately RMB11,965,369 and RMB13,444,434 as of December 31, 2020 and 2021, as well as certain non-distributable statutory reserves amounting to approximately RMB13,606 and RMB23,808 as of December 31, 2020 and 2021. As the VIEs are incorporated as limited liability companies under the PRC Company Law, creditors do not have recourse to the general credit of the Company for the liabilities of the VIEs. There is currently no contractual arrangement that would require the Company to provide additional financial support to the VIEs. As the Group is conducting certain business in the PRC through the VIEs, the Group may provide additional financial support on a discretionary basis in the future, which could expose the Group to a loss.

The VIEs hold assets with no carrying value in the consolidated balance sheet that are important to the Company’s ability to produce revenue (referred to as unrecognized revenue-producing assets). Unrecognized revenue-producing assets held by the VIEs include online ride hailing operation permits for certain cities, Internet Content Provision License (“ICP licenses”), certain value-added telecommunications service licenses for internet data center services, etc, the domain names of didiglobal.com and so on. Recognized revenue-producing assets including non-compete agreements, patents and trademark which were acquired through the previous acquisitions are also held by WOFEs or other subsidiaries.

2 Variable interest entities (Continued)

The following tables set forth the financial statement balances and amounts of the VIEs and their subsidiaries included in the consolidated financial statements after the elimination of intercompany balances and transactions among VIEs and their subsidiaries within the Group.

	As of December 31
	2020	2021
	RMB	RMB
Cash and cash equivalents	9,674,912	18,499,058
Restricted cash	106,223	108,223
Short‑term investments	3,074,128	764,343
Accounts and notes receivable, net	1,928,636	1,622,379
Loans receivable,net	202,076	1,426,244
Amounts due from the Company and its non-VIE subsidiaries	17,136,259	20,730,377
Investment securities and other investments	3,396,426	4,708,537
Long-term investments, net	1,680,083	3,064,399
Property and equipment, net	73,978	349,510
Intangible assets, net	323,083	514,838
Other assets	1,959,459	1,329,105
Total assets	39,555,263	53,117,013
Short‑term borrowings	4,000,000	824,964
Accounts and notes payable	6,353,170	3,706,079
Amounts due to the Company and its non-VIE subsidiaries	35,269,949	58,675,506
Operating lease liabilities	674,185	238,261
Other liabilities	8,520,341	6,094,576
Total liabilities	54,817,645	69,539,386
Shareholders' deficit of VIEs	(15,262,382)	(16,422,373)
Total liabilities and shareholders' deficit of VIEs	39,555,263	53,117,013

2 Variable interest entities (Continued)

	For the Year Ended December 31
	2019	2020	2021
	RMB	RMB	RMB
Inter-company revenues	152	1,067,752	1,708,159
Third-party revenues	150,816,817	136,817,570	166,603,236
Total revenues	150,816,969	137,885,322	168,311,395
Inter-company costs and expenses	(9,557,049)	(12,895,784)	(15,320,699)
Third-party costs and expenses	(140,022,924)	(127,117,980)	(158,286,885)
Total costs and expenses	(149,579,973)	(140,013,764)	(173,607,584)
Income (loss) from operations	1,236,996	(2,128,442)	(5,296,189)
Income (loss) from non-operations	(688,178)	1,652,386	(358,813)
Income (loss) before income tax expenses	548,818	(476,056)	(5,655,002)
Income tax expenses	(9,786)	(66,808)	(302,047)
Net income (loss)	539,032	(542,864)	(5,957,049)
Net income (loss) attributable to DiDi Global Inc.	539,032	(542,864)	(5,957,049)

	For the Year Ended December 31
	2019	2020	2021
	RMB	RMB	RMB
Net cash used in inter-company transactions	(7,880,749)	(13,313,253)	(1,212,002)
Net cash provided by operating activities with external parties	12,378,698	13,972,703	2,843,996
Net cash provided by operating activities	4,497,949	659,450	1,631,994
Net cash provided by investing activities with non-VIE subsidiaries	—	2,785,392	—
Net cash provided by (used in) investing activities with external parties	(2,780,009)	(3,627,564)	2,688,546
Net cash provided by (used in) investing activities	(2,780,009)	(842,172)	2,688,546
Inter-company loan financing from non-VIE subsidiaries	—	1,003,320	10,921,871
Inter-company loan financing to non-VIE subsidiaries	(1,000,000)	(1,000,000)	(3,000,000)
Net cash provided by (used in) financing activities with external parties	(100,000)	4,034,180	(3,416,265)
Net cash provided by (used in) financing activities	(1,100,000)	4,037,500	4,505,606